Supplemental Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Supplemental cash flow information [line items]
Purchase of property, plant and equipment	$ 5,451,431		$ 3,228,471	$ 4,918,482
Add: Beginning balance of payable to equipment suppliers	1,196,181		1,405,931	1,816,555
Less: Ending balance of payable to equipment suppliers	(1,506,821)		(1,196,181)	(1,405,931)
Less: Transfer from other non-current assets	(96,713)		(305,791)	(629,737)
Cash paid during the year	5,081,154	$ 154,961	3,073,881	$ 4,699,369
Related parties [member]
Supplemental cash flow information [line items]
Add: Beginning balance of payable to equipment suppliers	58,549
Less: Ending balance of payable to equipment suppliers	$ (21,473)		$ (58,549)